Subsequent Event (Details) - CNY (¥) ¥ in Millions	Jun. 26, 2024	Jun. 25, 2024
Forecast [Member]
Subsequent Event (Details) [Line Items]
Agreement outstanding amount	¥ 14.8	¥ 24.7